Capital stock (Detail Textuals 3) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Capital Stock [Abstract]
Anti-dilutive stock option excluded from calculation of diluted earnings per share before discontinued operations as exercise price exceeded the share price on TSX Venture Exchange	453,400	807,150	1,326,958